Significant Accounting Policies (Schedule Of Derivative Gains Losses Reclassified To Comprehensive Income Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (1,193)	$ 2,864	$ 2,616
Effective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)		273	175
Effective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(1,193)	2,591	2,441
Ineffective [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(927)
Ineffective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	(777)
Ineffective [Member] | Cost Of Sales, Operating Expenses And Financial (Expenses) Income [Member] | Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (expenses) (effective portion)	$ (150)